Acquisitions and Disposals - Narrative (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	0 Months Ended			1 Months Ended	0 Months Ended	9 Months Ended
	Jul. 31, 2014 Agent Alliance Insurance Company	Jun. 27, 2014 Imperial	Apr. 01, 2014 Personal Express	Jan. 16, 2014 Anticemex Reinsurance S.A.	Dec. 31, 2013 Ikano Re S.A	Sep. 15, 2014 Attorneys-in-Fact	Sep. 30, 2014 ACP Re Ltd. Affiliated Entity Tower International	Sep. 15, 2014 ACP Re Ltd. Affiliated Entity Tower International
Business Acquisition [Line Items]
Percentage of voting interests acquired								100.00%
Number of states licensed as a surplus carrier	30
Equity interest percentage acquired				100.00%
Purchase price of acquired interest	$ 17,343	$ 20,000	$ 21,496	$ 62,973	$ 35,741	$ 7,500
Percent of ACP Re auto reinsurance	100.00%
Term of contingent payments							3 years
Contingent payments as a percent of gross written premiums							3.00%
Aggregate cap of contingent payments							$ 30,000